POLICY AND CONTRACT CLAIMS - Schedule of Movement In Insurance Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement In Insurance Reserve Abstract [Roll Forward]
Beginning of year	$ 8,497,000,000
Balance at end of year	15,771,000,000	$ 8,497,000,000
Reinsurance assets
Beginning of year	169,000,000
Balance at end of year	570,000,000	169,000,000
Policy And Contract Claims [Member]
Movement In Insurance Reserve Abstract [Roll Forward]
Beginning of year	0
Acquisition from business combination		1,706,000,000
New business		242,000,000
Normal changes		(162,000,000)
Management actions and changes in assumptions		0
Total changes during the year		1,786,000,000
Impact of foreign exchange		0
Balance at end of year	1,786,000,000	0
Reinsurance assets
Beginning of year	0
Acquisition from business combination		320,000,000
New business		40,000,000
Normal changes		8,000,000
Management actions and changes in assumptions		0
Increase (decrease) in reinsurance assets		368,000,000
Impact of foreign exchange		0
Balance at end of year	368,000,000	0
Net
Beginning of year	0
Acquisition from business combination		1,386,000,000
New business		202,000,000
Normal changes		(170,000,000)
Management actions and changes in assumptions		0
Total changes during the year	1,400,000,000	1,418,000,000
Impact of foreign exchange		0
Balance at end of year	$ 1,418,000,000	$ 0